Demand notes payable, convertible debentures and credit agreement - related party	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Demand notes payable and convertible debentures - related party
Note 3 – Demand notes payable, convertible debentures and credit agreement – related party

Demand notes payable to related parties consist of various demand notes outstanding to stockholders totaling $2,537,500 at September 30, 2013 and $1,337,500 at December 31, 2012. The primary lender is John N. Hatsopoulos, the company’s Chief Executive Officer, who holds $1,300,000 of the demand notes. The demand notes accrue interest annually at rates ranging from 5% to 6%. Unpaid principal and interest on the demand notes is due upon demand.

On September 24, 2001, the Company entered into subscription agreements with three investors for the sale of convertible debentures in the aggregate principal amount of $330,000. The primary investors were George N. Hatsopoulos, a member of the board of directors, who subscribed for $200,000 of the debentures and John N. Hatsopoulos, the Company’s Chief Executive Officer, who subscribed for $100,000 of the debentures. The debentures accrue interest at a rate of 6% per annum and are due six years from issuance date. The debentures are convertible, at the option of the holder, into a number of shares of Common Stock as determined by dividing the original principal amount plus accrued and unpaid interest by a conversion price of $1.20.

On May 11, 2009 the Company sold 1,400,000 shares in Ilios at $0.50 per share to George Hatsopoulos and John Hatsopoulos in exchange for the extinguishment of $427,432 in demand notes payable, $109,033 in convertible debentures and $163,535 in accrued interest. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

At September 30, 2013 and December 31, 2012, there were 75,806 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures. At September 30, 2013 and December 31, 2012, the principal amount of the Company’s convertible debentures was $90,967 which was due on October 31, 2013. On October 18, 2013 the convertible debentures were converted into shares of common stock as discussed in Note 11.

On March 25, 2013, the Company entered into a Revolving Line of Credit Agreement, or the Credit Agreement, with John N. Hatsopoulos, our Chief Executive Officer. Under the terms of the Credit Agreement, as amended on August 13, 2013, Mr. Hatsopoulos has agreed to lend the Company up to an aggregate of $1,500,000, from time to time, at the written request of the Company. Any amounts borrowed by the Company pursuant to the Credit Agreement will bear interest at the Bank Prime Rate as quoted from time to time in the Wall Street Journal plus 1.5% per year. Repayment of the principal amount borrowed pursuant to the Credit Agreement will be due on March 31, 2014. In addition, the company may prepay accrued interest, provided that prepayment may not be made prior to January 1, 2014. The Credit Agreement terminates on March 31, 2014. As of September 30, 2013, the Company has borrowed $1,200,000 pursuant to the Credit Agreement.

Note 7 — Demand notes payable and convertible debentures — related party

Demand notes payable to related parties consist of various demand notes outstanding to stockholders totaling $1,337,500 and $1,037,500 at December 31, 2012 and 2011, respectively. The primary lender is John N. Hatsopoulos, the company’s Chief Executive Officer, who held $1.3 million and $1 million of the demand notes as of December 31, 2012 and 2011, respectively. The demand notes accrue interest annually at rates ranging from 5% to 6%. Unpaid principal and interest on the demand notes is due upon demand by the lender.

On September 24, 2001, the Company entered into subscription agreements with three investors for the sale of convertible debentures in the aggregate principal amount of $330,000. The primary investors were George N. Hatsopoulos, who subscribed for debentures having an initial principal amount of $200,000; the John N. Hatsopoulos 1989 Family Trust for the benefit of Nia Marie Hatsopoulos, or the Nia Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000; and the John N. Hatsopoulos 1989 Family Trust for the benefit of Alexander John Hatsopoulos, or the Alexander Hatsopoulos Trust, which subscribed for debentures having an initial principal amount of $50,000. Nia Hatsopoulos and Alexander Hatsopoulos are the adult children of John N. Hatsopoulos’s adult children. The debentures accrue interest at a rate of 6% per annum and are due six years from issuance date. The debentures are convertible, at the option of the holder, into a number of shares of common stock as determined by dividing the original principal amount plus accrued and unpaid interest by a conversion price of $1.20. On September 24, 2011, holders of debentures representing a majority of the then-outstanding principal amount of the Company’s convertible debentures, agreed to amend the terms of the debentures to extend the due date from September 24, 2011 to September 24, 2013.

On May 11, 2009, the Company sold 1,400,000 shares in Ilios at $0.50 per share to George N. Hatsopoulos and John N. Hatsopoulos in exchange for the extinguishment of $427,432 in demand notes payable, $109,033 in convertible debentures and $163,535 in accrued interest. The difference between the Company’s purchase price of the Ilios shares and the amount of debt forgiveness was recorded as additional paid-in capital.

On September 30, 2012, certain holders of the debentures converted the principal amount of $100,000 and accrued interest in the amount of $6,100 into 85,240 shares of the Company’s common stock. At December 31, 2012, 2011, and 2010, there were 75,806, 159,140, and 159,140 shares of common stock issuable upon conversion of the Company’s outstanding convertible debentures. At December 31, 2012, 2011, and 2010, the principal amount of the Company’s convertible debentures was $90,967, $190,967, and $190,967, respectively, which is due on September 24, 2013.

On March 25, 2013, the Company entered into the Credit Agreement with John N. Hatsopoulos, our Chief Executive Officer. Under the terms of the Credit Agreement, Mr. Hatsopoulos has agreed to lend the Company up to an aggregate of $1 million, from time to time, at the written request of the Company. Any amounts borrowed by the Company pursuant to the Credit Agreement will bear interest at the Bank Prime Rate as quoted from time to time in the Wall Street Journal plus 1.5% per year. Interest is due and payable quarterly in arrears. Repayment of the principal amount borrowed pursuant to the Credit Agreement will be due on March 31, 2014, or the Maturity Date. Prepayment of any amounts due under the Credit Agreement may be made at any time without penalty. The Credit Agreement terminates on the Maturity Date. The Company has not yet borrowed any amounts pursuant to the Credit Agreement.